Interest Income (Details) - Schedule of interest expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	$ (707,460)	$ (624,314)	$ (866,327)
Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(346,467)	(447,084)	(680,827)
Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(360,993)	(177,230)	(185,500)
Demand Deposits [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(19,471)	(15,102)	(15,526)
Demand Deposits [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(14,533)	(13,576)	(14,018)
Demand Deposits [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(4,938)	(1,526)	(1,508)
Repurchase Agreements [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(839)	(1,899)	(9,710)
Repurchase Agreements [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(839)	(1,899)	(9,710)
Repurchase Agreements [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Time Deposits And Liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(109,400)	(161,967)	(362,479)
Time Deposits And Liabilities [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(88,949)	(141,091)	(335,307)
Time Deposits And Liabilities [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(20,451)	(20,876)	(27,172)
Interbank loans [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(43,559)	(45,103)	(50,354)
Interbank loans [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(43,559)	(45,103)	(50,354)
Interbank loans [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Issued debt instruments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(495,367)	(372,646)	(395,999)
Issued debt instruments [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(192,789)	(232,551)	(250,512)
Issued debt instruments [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(302,578)	(140,095)	(145,487)
Other financial liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(585)	(648)	(1,343)
Other financial liabilities [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(560)	(637)	(1,310)
Other financial liabilities [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(25)	(11)	(33)
Lease contracts [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(2,283)	(2,651)	(2,965)
Lease contracts [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(2,283)	(2,651)	(2,965)
Lease contracts [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Other Interest Expense [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(35,956)	(24,298)	(27,951)
Other Interest Expense [Member] | Hedged of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(2,955)	(9,576)	(16,651)
Other Interest Expense [Member] | Hedged of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	$ (33,001)	$ (14,722)	$ (11,300)